Derivative Instruments and Hedging Activities (Effects of Derivative Instruments on Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	¥ (3,925)	¥ (1,835)	¥ (52)
Derivative assets	42,383	10,486
Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	26,441	(26,476)	10,174
Derivative assets	40,548	10,244
Not designated as hedging instrument | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	1,190	(3,192)	(1,544)
Not designated as hedging instrument | Foreign exchange contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	2,473	(8,198)	2,013
Not designated as hedging instrument | Foreign exchange contracts | Foreign exchange loss, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	10,184	(7,437)	21,370
Not designated as hedging instrument | Equity Contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	15,438	(7,649)	(11,665)
Not designated as hedging instrument | Bond contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(2,954)
Not designated as hedging instrument | Commodity contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	110
Amortized Cost
Derivative Instruments, Gain (Loss) [Line Items]
Derivative assets	106,335
Amortized Cost | Interest rate contracts | Marketable securities
Derivative Instruments, Gain (Loss) [Line Items]
Derivative assets	15,255
Amortized Cost | Interest rate contracts | Securities investments and other
Derivative Instruments, Gain (Loss) [Line Items]
Derivative assets	91,080
Fair Value Hedging | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(3,925)	(1,835)	(52)
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	(981)	(1,093)	1,111
Unrealized gain (loss) on cash flow hedging instruments	2,799	2,315	(2,295)
Cash Flow Hedging | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative	1,712	2,315	(2,295)
Gain (loss) from unrealized gains (losses)	1,087	0	0
Cash Flow Hedging | Foreign exchange contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)		¥ (1,093)	¥ 1,111
Cash Flow Hedging | Foreign exchange contracts | Net sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	106
Gain (loss) from unrealized gains (losses)	¥ (1,087)